Insured Assets (Tables)	12 Months Ended
Dec. 31, 2023
Insurance assets [abstract]
Summary of Insurance assets

Insured assets as of December 31, 2023, are as follows:

		(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	15,604,119	Meritz fire
Fire insurance	Buildings, machineries, inventories etc.	2,667,686	Meritz fire
Car insurance	Cars	19,235	Hyundai insurance, etc.
Total		18,291,040

Insured assets as of December 31, 2022, are as follows:

		(Unit: USD)
Insurance	Insured assets	Insured amount	Notes
Package Insurance	Buildings, machineries, inventories etc.	16,007,100	Hyundai insurance
Fire insurance	Buildings, machineries, inventories etc.	2,736,579	Meritz fire
Car insurance	Cars	22,457	Hyundai insurance
Total		18,766,136